Long-Term Incentive Plans (LTIPs) - 2018 HeadHunter Unit Option Plan Movement (Details) ₽ in Thousands		1 Months Ended	12 Months Ended
	May 28, 2022	Jul. 31, 2021 RUB (₽)	Dec. 31, 2022 RUB (₽) Options	Dec. 31, 2021 RUB (₽)	Dec. 31, 2020 RUB (₽)
2018 Unit Option Plan
Management incentive agreement
Incremental fair value		₽ 104,497
2018 Unit Option Plan | Award Series 1 and 4
Management incentive agreement
Percentage of awards vested but not settled	20.00%
2018 Unit Option Plan | Award Series 2 and 3
Management incentive agreement
Vesting period		4 years
2018 HeadHunter Unit Option Plan
Management incentive agreement
Expense from equity-settled awards			₽ 81,220	₽ 49,503	₽ 65,953
Social taxes			(30,745)	37,233	₽ 8,262
Social taxes payable			₽ 16,495	₽ 47,240
2018 HeadHunter Unit Option Plan | Award Series 1
Management incentive agreement
Outstanding at end of the period (units) | Options			300
2018 HeadHunter Unit Option Plan | Award Series 1 and 4
Management incentive agreement
Outstanding at beginning of the period (units)			274	300
Granted during the period (units)			16
Forfeited during the period (units)			(3)	(26)
Outstanding at end of the period (units)			287	274	300
2018 HeadHunter Unit Option Plan | Award Series 2 and 3
Management incentive agreement
Outstanding at beginning of the period (units)			71
Modified during the period				(68)
Forfeited during the period (units)				(3)
Outstanding at end of the period (units)				71